Property, Plant and Equipment and Right of-Use Assets - Schedule of Amounts Related to Leases are Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Amounts Related to Leases are Recognized in Profit or Loss [Abstract]
Depreciation expense	$ 1,400	$ 1,187	$ 1,067
Interest expense on lease liabilities	$ 392	$ 284	$ 314